Segment Information - Schedule of Long-Lived Assets by Geography (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 5,748,730	$ 5,667,815
Europe [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	541,543	38,274
Asia [Member]
Schedule of Long-Lived Assets by Geography [Line Items]
Long-lived assets	$ 5,207,187	$ 5,629,541